Summary of Significant Accounting Policies (Detail Textuals) ¥ in Thousands, $ in Thousands			12 Months Ended
	May 01, 2018	Apr. 04, 2018	Dec. 31, 2018 CNY (¥) Segment	Dec. 31, 2018 USD ($) Segment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Accounting Policies [Abstract]
Foreign exchange rate per US$1.00			6.8755				6.8755
Amount of restricted cash related to cash not yet disbursed			¥ 1,583,178		¥ 1,083,421		$ 230,264
Amount of cash held by banks as guarantee deposits paid on contracts and other restrictions			56,127		13,500		8,163
Maximum potential undiscounted future payment to make under guarantee obligation			2,938,661		551,170		$ 427,411
Provision for financial guarantee liabilities			21,712	$ 3,158	0	¥ 0
Research and development			139,318	20,263	100,966	56,142
Cash incentives accounted for as reduction of revenue			268,813	39,097	65,915	52,374
Cash incentives accounted for as reduction of loan payables			10,746	1,563	7,453	7
Advertising costs			166,627	24,235	203,972	38,017
Amount of expenses for employee benefits			¥ 181,798	$ 26,441	137,902	46,491
Number of Reportable Segments			1	1
Percentage of VAT - first rate	16.00%	17.00%	17.00%	17.00%
Percentage of VAT - second rate	10.00%	11.00%	6.00%	6.00%
Percentage of VAT - third rate			3.00%	3.00%
Amount of VAT paid			¥ 330,116	$ 48,013	¥ 267,970	¥ 118,987
Share split ratio			50	50
New accounting pronouncement or change in accounting principle, effect of change on revenue			¥ 0	$ 0